Changes in accounting policies - Restatement of deferred tax balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Jun. 30, 2023
Other Disclosures [Line Items]
Deferred tax assets	$ 2,796	[1]	$ 3,085
Deferred tax liabilities	(3,164)	[1]	$ (3,078)
Deferred tax assets arising from:
- Provisions and other liabilities	1,586
- Capital allowances	(57)
Net deferred tax assets	1,529
Deferred tax liabilities arising from Capital allowances	(1,062)
Opening Balance
Other Disclosures [Line Items]
Deferred tax assets	2,766
Deferred tax liabilities	(3,601)
Impact of IAS 12 amendments
Other Disclosures [Line Items]
Deferred tax assets	30
Deferred tax liabilities	437
Net impact of IAS 12 amendments on deferred tax balances	$ 467

[1]	Comparative information has been restated to reflect the adoption of narrow scope amendments to IAS12 'Income Taxes', refer to note 2 for details.